UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02671

DWS Municipal Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2013 Semiannual Report to Shareholders

DWS Short-Term Municipal Bond Fund

Contents
4 Letter to Shareholders
5 Performance Summary
9 Portfolio Management Team
9 Portfolio Summary
11 Investment Portfolio
27 Statement of Assets and Liabilities
29 Statement of Operations
30 Statement of Changes in Net Assets
31 Financial Highlights
36 Notes to Financial Statements
44 Information About Your Fund's Expenses
46 Summary of Management Fee Evaluation by Independent Fee Consultant
50 Account Management Resources
52 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

As the U.S. and global economies regain their footing, economists are cautiously looking to a less erratic year for the financial markets in 2013. In the U.S. specifically, positive trends in areas such as housing starts and job creation suggest ongoing recovery, albeit at a relatively mild pace. Supporting this view, Larry Adam, Deutsche Asset & Wealth Management's Chief Investment Strategist for Wealth Management, cites the potential for increased bank lending, a rise in business spending, and improved consumer confidence as underlying forces that may act as catalysts for continued positive growth.

Still, critical issues are yet to be resolved. As Washington wrangles with debt concerns, spending, and monetary and fiscal policy, a fair amount of uncertainty lingers. Despite gains in the broad stock market, sluggish growth and historically low interest rates continue to pose a challenge to investors seeking a strategy for growth or retirement income.

Against this backdrop, what can you do? First, stay focused. Second-guessing investment decisions based on headlines, short-term market fluctuations or emotion is never a reliable strategy. Next, make a point of checking your asset allocation every year or so. Objectives may change over time, and periods of market volatility can shift a portfolio away from your established target allocation. Finally, remember that the investment professionals who manage your DWS fund bring a wealth of experience over a variety of market cycles, along with access to a broad network of research and analytical resources.

At Deutsche Asset & Wealth Management we embrace the concept of discipline and the value of maintaining a long-term view. We urge you to do the same.

Best regards,

Douglas Beck, CFA President, DWS Funds

Performance Summary April 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	0.52%	1.45%	2.46%	2.33%
Adjusted for the Maximum Sales Charge (max 2.00% load)	-1.49%	-0.58%	2.04%	2.12%
Barclays 1-Year G.O. Bond Index†	0.38%	0.72%	1.97%	2.33%
Barclays 3-Year (2-4) Municipal Bond Index††	0.74%	1.54%	3.39%	3.13%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.59%	2.45%	2.33%
Adjusted for the Maximum Sales Charge (max 2.00% load)		-0.45%	2.04%	2.13%
Barclays 1-Year G.O. Bond Index†		0.74%	1.98%	2.34%
Barclays 3-Year (2-4) Municipal Bond Index††		1.66%	3.33%	3.14%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	0.15%	0.59%	1.66%	1.56%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	-3.85%	-2.41%	1.47%	1.56%
Barclays 1-Year G.O. Bond Index†	0.38%	0.72%	1.97%	2.33%
Barclays 3-Year (2-4) Municipal Bond Index††	0.74%	1.54%	3.39%	3.13%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.83%	1.68%	1.57%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		-2.17%	1.49%	1.57%
Barclays 1-Year G.O. Bond Index†		0.74%	1.98%	2.34%
Barclays 3-Year (2-4) Municipal Bond Index††		1.66%	3.33%	3.14%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	0.15%	0.60%	1.68%	1.55%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-0.85%	0.60%	1.68%	1.55%
Barclays 1-Year G.O. Bond Index†	0.38%	0.72%	1.97%	2.33%
Barclays 3-Year (2-4) Municipal Bond Index††	0.74%	1.54%	3.39%	3.13%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.73%	1.66%	1.56%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		0.73%	1.66%	1.56%
Barclays 1-Year G.O. Bond Index†		0.74%	1.98%	2.34%
Barclays 3-Year (2-4) Municipal Bond Index††		1.66%	3.33%	3.14%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	0.59%	1.50%	2.61%	2.49%
Barclays 1-Year G.O. Bond Index†	0.38%	0.72%	1.97%	2.33%
Barclays 3-Year (2-4) Municipal Bond Index††	0.74%	1.54%	3.39%	3.13%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		1.74%	2.63%	2.51%
Barclays 1-Year G.O. Bond Index†		0.74%	1.98%	2.34%
Barclays 3-Year (2-4) Municipal Bond Index††		1.66%	3.33%	3.14%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	0.55%	1.61%	2.68%	2.59%
Barclays 1-Year G.O. Bond Index†	0.38%	0.72%	1.97%	2.33%
Barclays 3-Year (2-4) Municipal Bond Index††	0.74%	1.54%	3.39%	3.13%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		1.84%	2.70%	2.60%
Barclays 1-Year G.O. Bond Index†		0.74%	1.98%	2.34%
Barclays 3-Year (2-4) Municipal Bond Index††		1.66%	3.33%	3.14%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2013 are 0.88%, 1.66%, 1.65%, 0.73% and 0.59% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. A portion of the fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class S shares for the period prior to its inception on February 28, 2005 are derived from the historical performance of Institutional Class shares of DWS Short-Term Municipal Bond Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.00%. This results in a net initial investment of $9,800.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays 1-Year General Obligation Bond Index tracks the performance of investment-grade tax-exempt bonds with maturities of less than one year.

†† The Barclays 3-Year (2-4) Municipal Bond Index is a market value-weighted index which covers those issues with remaining maturities of two to four years within the US investment-grade tax-exempt bond market.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
4/30/13	$10.34	$10.33	$10.33	$10.32	$10.33
10/31/12	$10.34	$10.33	$10.33	$10.32	$10.34
Distribution Information as of 4/30/13
Income Dividends, Six Months	$.05	$.01	$.02	$.06	$.07
April Income Dividend	$.0086	$.0022	$.0022	$.0099	$.0108
SEC 30-day Yield‡‡	.04%	(.70)%	(.70)%	.19%	.29%
Tax Equivalent Yield‡‡	.06%	N/A	N/A	.29%	.45%
Current Annualized Distribution Rate‡‡	1.00%	.26%	.26%	1.15%	1.25%

‡‡ The SEC yield is net investment income per share earned over the month ended April 30, 2013, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been -0.10%, -0.87%, -0.83%, 0.09% and 0.20% for Class A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 0.86%, 0.09%, 0.13%, 1.05% and 1.16% for Class A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Joined the fund in 2003.

• Head of US Retail Fixed Income.

• Joined Deutsche Asset & Wealth Management in 1983.

• BA and MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Joined the fund in 2003.

• Joined Deutsche Asset & Wealth Management in 1986.

• BA, Duke University.

Shelly L. Deitert, Director

Portfolio Manager of the fund. Joined the fund in 2003.

• Joined Deutsche Asset & Wealth Management in 1997.

• BA, Taylor University.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2013 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 100.9%
Alaska 0.6%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	1,000,000	1,039,240
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	1,540,000	1,618,155
North Slope Boro, AK, General Obligation, Series A, 2.5%, 6/30/2014	1,025,000	1,051,670
		3,709,065
Arizona 2.1%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,287,120
Series D, 5.5%, 1/1/2019	5,000,000	5,962,100
Pima County, AZ, Sewer Revenue, Series A, 3.0%, 7/1/2014	780,000	804,429
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,506,252
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	90,000	90,380
		12,650,281
Arkansas 0.2%
Rogers, AR, Sales & Use Tax Revenue, 4.0%, 11/1/2013	1,450,000	1,475,389
California 9.2%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.22%**, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	5,490,000	5,490,000
California, State Department of Water Resources Power Supply Revenue:
Series M, 5.0%, 5/1/2013	2,205,000	2,205,309
Series G-4, 5.0%, 5/1/2016	2,500,000	2,838,500
California, State Department Water Resources Center, Valley Project Revenue, Series AL, 5.0%, 12/1/2013	1,065,000	1,095,353
California, State General Obligation:
4.0%, 9/1/2014	4,000,000	4,201,120
5.0%, 2/1/2014	3,215,000	3,331,479
5.0%, 4/1/2021	6,000,000	7,426,320
5.25%, 4/1/2022	1,615,000	1,969,848
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,231,120
California, State Public Works Board, Lease Revenue, Various Capital Project, Series A, 4.0%, 4/1/2014	2,000,000	2,068,260
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,521,175
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024, INS: NATL	5,000	5,014
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series R-12322, 144A, 0.19%**, 7/1/2015, INS: AGM, AMBAC, LIQ: Citibank NA	4,000,000	4,000,000
Orange County, CA, Water District, Certificates of Participation, Series A, 0.22%**, 8/1/2042, LOC: Citibank NA	3,500,000	3,500,000
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,616,290
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,804,068
Series C, 5.0%, 5/1/2020	2,000,000	2,460,480
University of California, State Revenues, Series R-12236, 144A, 0.19%**, 10/1/2015, INS: AGMC, FGIC, LIQ: Citibank NA	5,065,000	5,065,000
		56,829,336
Colorado 1.1%
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2020	1,000,000	1,224,190
Colorado, State Housing & Finance Authority, State Unemployment Compensation, Series A, 5.0%, 5/15/2014	3,000,000	3,146,700
Denver, CO, City & County Airport Revenue:
Series A, AMT, 4.0%, 11/15/2014	485,000	512,252
Series D, AMT, 7.75%, 11/15/2013	1,730,000	1,799,062
University of Colorado, Hospital Authority Revenue, Series A, 4.0%, 11/15/2014	275,000	290,551
		6,972,755
Connecticut 0.8%
Connecticut, State General Obligation:
Series D, 0.45%*, 9/15/2014	2,500,000	2,500,450
Series C, 4.0%, 6/1/2014	2,075,000	2,160,573
Series C, Prerefunded 5/1/2013 @ 100, 5.25%, 5/1/2014, INS: FGIC, NATL	200,000	200,028
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 5.0%, 1/1/2014, INS: FGIC, NATL	200,000	206,454
		5,067,505
Delaware 0.1%
Delaware, State General Obligation, Series D, 5.0%, 9/1/2013	215,000	218,526
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	490,000	499,050
		717,576
Florida 7.2%
Broward County, FL, Airport Systems Revenue:
Series Q-1, 5.0%, 10/1/2014	1,065,000	1,133,714
Series P-1, AMT, 5.0%, 10/1/2020	2,000,000	2,416,340
Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	3,204,696
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	2,725,000	3,289,402
Series A-1, 5.0%, 6/1/2021	1,910,000	2,314,691
Florida, Cityplace Community Development District Special Assessment Revenue:
5.0%, 5/1/2013	260,000	260,029
5.0%, 5/1/2014	300,000	312,054
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,090,000	1,169,286
Florida, Jacksonville Electric Authority Revenue, Series 23, 5.0%, 10/1/2013	5,000,000	5,100,500
Florida, State Municipal Power Agency, Stanton II Project, Series A, 4.0%, 10/1/2014	520,000	546,354
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014, INS: FGIC, NATL	2,135,000	2,212,778
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,443,726
Jacksonville, FL, St. Johns River Power Park System Revenue, Series 25, 4.0%, 10/1/2014	3,100,000	3,262,564
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,494,050
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, 4.0%, 10/1/2014	2,650,000	2,786,925
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.25%**, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,887,575
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,884,550
		44,469,234
Georgia 4.3%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,189,980
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	616,410
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,311,420
Series A, 5.0%, 2/15/2019	1,500,000	1,756,995
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.22%**, 8/1/2040, SPA: Royal Bank of Canada	3,985,000	3,985,000
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2020	1,000,000	1,238,910
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,942,547
Georgia, State General Obligation:
Series A, 4.0%, 7/1/2013	7,420,000	7,468,527
Series F, 5.0%, 11/1/2013	200,000	204,882
Series B, Prerefunded 3/1/2014 @ 100, 5.0%, 3/1/2015	625,000	649,950
Georgia, State Municipal Electric Authority, Series GG, 4.0%, 1/1/2014	595,000	609,607
Henry County, GA, School District, 3.0%, 12/1/2013	750,000	762,360
Henry County, GA, Water & Sewerage Authority Revenue, Series A, 4.0%, 2/1/2014	1,000,000	1,028,010
Richmond County, GA, Board of Education, 5.0%, 10/1/2013	2,500,000	2,550,650
		26,315,248
Hawaii 0.7%
Hawaii, State Airport Systems Revenue, AMT, 4.0%, 7/1/2013	1,355,000	1,363,713
Hawaii, State General Obligation:
Series EC, 5.0%, 12/1/2013	1,820,000	1,871,633
Series DQ, 5.0%, 6/1/2014	270,000	284,059
Honolulu City & County, HI, General Obligation, Series B, 5.5%, 7/1/2013, INS: AGMC	1,000,000	1,009,030
		4,528,435
Idaho 0.1%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	45,000	45,102
Class III, AMT, 5.1%, 7/1/2023	120,000	120,177
Class III, AMT, 5.15%, 7/1/2023	275,000	279,645
Class III, AMT, 5.4%, 7/1/2021	55,000	55,428
Series H-2, AMT, 5.85%, 1/1/2014	10,000	10,032
Class III, AMT, 5.95%, 7/1/2019	290,000	291,070
Series E, AMT, 5.95%, 7/1/2020	30,000	30,076
		831,530
Illinois 5.2%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,837,576
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	4,845,240
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,191,970
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,883,100
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2020	1,630,000	2,014,533
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
4.0%, 6/1/2013	2,250,000	2,256,998
5.25%, 6/1/2020	2,000,000	2,430,740
Illinois, State General Obligation:
4.0%, 8/1/2014	4,000,000	4,161,720
Series A, 5.0%, 4/1/2015	1,000,000	1,077,000
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series C, 1.5%, 6/15/2021	1,090,000	1,094,240
Series B, 5.0%, 12/15/2019	420,000	461,110
Lake County, IL, Forest Preserve District, Series A, 0.668%*, 12/15/2020	5,000,000	4,873,750
		32,127,977
Indiana 2.2%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,139,320
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,200,000	1,241,904
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%**, Mandatory Put 5/1/2013 @ 100, 11/1/2027	1,000,000	1,000,120
Indiana, State Municipal Power Agency, Series A, 0.22%**, 1/1/2018, LOC: Citibank NA	3,890,000	3,890,000
Indiana, State Transportation Finance Authority, Highway Revenue, Series A, Prerefunded 6/1/2013 @ 100, 5.25%, 6/1/2016, INS: AGMC	5,000,000	5,021,700
		13,293,044
Iowa 0.1%
Cedar Rapids, IA, General Obligation, Series F, 3.0%, 6/1/2013	635,000	636,467
Kansas 1.5%
Kansas, State Department of Transportation Highway Revenue:
Series C-2, 0.21%**, 9/1/2022, SPA: JPMorgan Chase Bank NA	4,900,000	4,900,000
Series A-2, 0.45%*, 9/1/2014	4,160,000	4,165,824
		9,065,824
Kentucky 0.5%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	440,000	445,768
Kentucky, State Rural Water Finance Corp., Public Project Revenue, Series D-1, 1.0%, 10/1/2013	2,665,000	2,673,475
		3,119,243
Louisiana 0.3%
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	1,750,000	1,761,217
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	2,660,000	2,846,360
Maryland 1.3%
Baltimore County, MD, Metropolitan District 73rd Issue, 5.0%, 11/1/2013	245,000	251,005
Maryland, State & Local Facilities, Series A, 3.0%, 8/15/2013	350,000	352,940
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	745,000	755,087
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,997,650
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, 3.0%, 7/1/2014	300,000	309,465
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 5.6%, 12/1/2034	50,000	50,981
Series A, AMT, 7.0%, 8/1/2033	50,000	51,779
		7,768,907
Massachusetts 1.8%
Massachusetts, State Consolidated Loan, Series B, 4.0%, 8/1/2013	200,000	201,952
Massachusetts, State General Obligation:
Series A, 0.2%**, 3/1/2026, SPA: Wells Fargo Bank NA	3,260,000	3,260,000
Series B, 0.21%**, 3/1/2026, SPA: JPMorgan Chase Bank NA	4,900,000	4,900,000
Series B, 0.22%**, 8/1/2015, SPA: TD Bank NA	800,000	800,000
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,000,340
Westwood, MA, General Obligation, 3.0%, 6/1/2014	1,065,000	1,095,864
		11,258,156
Michigan 3.4%
Detroit, MI, City School District, School Building & Site, Series A, 4.0%, 5/1/2014	2,000,000	2,067,260
Detroit, MI, Water & Sewerage Department Disposal System Revenue, Series A, 5.0%, 7/1/2014	1,000,000	1,045,840
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	515,420
Michigan, State Finance Authority Revenue, School District, 5.0%, 6/1/2014	1,225,000	1,280,064
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment:
Series A, 5.0%, 7/1/2014	7,000,000	7,396,060
Series B, 5.0%, 7/1/2021	4,175,000	4,983,155
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,623,340
Michigan, State Municipal Bond Authority, Clean Water Fund, Prerefunded 10/1/2014 @ 100, 5.0%, 10/1/2026	195,000	207,813
		21,118,952
Minnesota 0.1%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	170,000	170,670
Hennepin County, MN, Senior Sales Tax, Series E, 4.0%, 12/15/2013	500,000	511,975
		682,645
Mississippi 0.7%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,392,949
Missouri 0.5%
Missouri, State Board of Public Buildings, Special Obligation, Series A, 4.0%, 10/1/2013	450,000	457,254
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	995,000	1,035,944
Series C, AMT, 5.6%, 9/1/2035	710,000	744,826
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	485,000	522,539
		2,760,563
Nevada 1.1%
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013, INS: AGMC	4,700,000	4,731,208
Nevada, Colorado River Commission — Hoover Uprating, Series E, 4.0%, 10/1/2013	2,000,000	2,032,420
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	15,000	15,043
		6,778,671
New Jersey 1.8%
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	286,055	287,805
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series J-4, 5.0%, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,314,850
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2014	1,500,000	1,574,445
New Jersey, State Economic Development Authority, School Facilities Construction, Series G, Prerefunded 9/1/2013 @ 100, 5.0%, 9/1/2025, INS: AMBAC	250,000	254,010
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, ETM, 4.0%, 6/15/2013	1,000,000	1,004,670
Series B, 5.0%, 6/15/2020	2,000,000	2,433,240
		10,869,020
New Mexico 1.4%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.875%**, Mandatory Put 10/10/2013 @ 100, 9/1/2024	2,500,000	2,526,975
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	43,700	43,961
New Mexico, Mortgage Finance Authority, Single Family Mortgage, Class I, Series D, 5.35%, 9/1/2040	770,000	810,802
University of New Mexico, Systems Improvement Revenues, 0.22%**, 6/1/2026, SPA: JPMorgan Chase Bank NA	5,290,000	5,290,000
		8,671,738
New York 14.5%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, 3.0%, 11/1/2014	2,000,000	2,082,600
New York, State Dormitory Authority Revenue, State Personal Income Tax Revenue, Series E, 5.0%, 8/15/2014	415,000	440,838
New York, State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management, Inc., AMT, 0.55%**, Mandatory Put 8/1/2013 @ 100, 5/1/2030	3,000,000	3,000,000
New York, State Local Government Assistance Corp.:
Series 8V, 0.2%**, 4/1/2019, SPA: JPMorgan Chase Bank NA	4,500,000	4,500,000
Series 4V, 0.25%**, 4/1/2022, SPA: Bank of America NA	10,700,000	10,700,000
Series A, 5.0%, 4/1/2014	480,000	501,451
New York, State Urban Development Corp. Revenue:
Series A3C, 0.23%**, 3/15/2033, SPA: JPMorgan Chase & Co.	3,090,000	3,090,000
Series A3A, 0.23%**, 3/15/2033, SPA: JPMorgan Chase & Co.	1,730,000	1,730,000
New York, Tobacco Settlement Financing Corp., Series B, 4.0%, 6/1/2013	3,750,000	3,762,450
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-2C, 0.18%**, 1/1/2032, LOC: U.S. Bank NA	5,030,000	5,030,000
Series B-3, 0.18%**, 1/1/2033, LOC: U.S. Bank NA	7,400,000	7,400,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2014	1,085,000	1,122,085
New York City, NY, Municipal Water Finance Authority, "A", Series 20090047, 144A, 0.26%**, 6/15/2035, LIQ: Citibank NA	2,400,000	2,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-1, 0.18%**, 6/15/2045, SPA: U.S. Bank NA	9,910,000	9,910,000
Series B-3, 0.18%**, 6/15/2045, SPA: State Street Bank & Trust Co.	2,835,000	2,835,000
Series C, Prerefunded 6/15/2014 @ 100, 5.0%, 6/15/2019	440,000	463,509
New York City, NY, Transitional Finance Authority Revenue, Series 3, 0.18%**, 11/1/2022, SPA: Royal Bank of Canada	2,300,000	2,300,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C5, 0.19%**, 8/1/2031, SPA: Bank of America NA	14,730,000	14,730,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, Prerefunded 8/1/2013 @ 100, 5.0%, 8/1/2018	2,125,000	2,150,649
New York, NY, General Obligation:
Series I, 0.18%**, 4/1/2036, LOC: Bank of America NA	4,800,000	4,800,000
Series L-4, 0.18%**, 4/1/2038, LOC: U.S. Bank NA	3,600,000	3,600,000
Series E-5, 0.2%**, 8/1/2017, LOC: JPMorgan Chase Bank NA	900,000	900,000
Series J-8, 0.6%*, 8/1/2021	1,310,000	1,311,048
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	586,194
		89,345,824
North Carolina 1.7%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,425,950
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,725,285
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	510,000	529,217
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2014	280,000	293,395
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	2,000,000	2,254,180
		10,228,027
Ohio 4.7%
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2020	870,000	1,048,689
Ohio, Miami University, Prerefunded 12/1/2013 @ 100, 5.25%, 12/1/2014, INS: AMBAC	400,000	411,748
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	4,977,210
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,372,245
Ohio, State General Obligation, Series A, 4.0%, 11/1/2013	400,000	407,664
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	6,337,300
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health:
Series B-4, 0.17%**, 1/1/2043	1,450,000	1,450,000
Series A, 5.25%, 1/1/2019	2,500,000	2,961,525
Ohio, State Higher Educational Facility Revenue, Case Western Reserve University, Series B-2, 0.19%**, 12/1/2044, LOC: U.S. Bank NA	1,400,000	1,400,000
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	3,000,000	3,000,420
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	735,000	790,581
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75%, 6/1/2013	2,000,000	2,002,840
		29,160,222
Oklahoma 0.2%
Oklahoma, State Turnpike Authority, Series E, 0.18%**, 1/1/2028, SPA: JPMorgan Chase Bank NA	1,350,000	1,350,000
Oregon 0.6%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	3,310,000	3,607,403
Pennsylvania 2.4%
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	275,000	276,900
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A, 3.0%, 1/1/2014	1,750,000	1,783,425
Series A, 4.0%, 7/1/2014	2,000,000	2,089,560
Series B, 5.0%, 7/1/2021	785,000	927,697
Pennsylvania, State General Obligation:
5.0%, 7/1/2013	7,500,000	7,561,800
First Series, 5.25%, 2/1/2014, INS: NATL	1,225,000	1,271,967
Pennsylvania, State Industrial Development Authority, Economic Development, 4.0%, 7/1/2014	670,000	696,706
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	25,000	25,033
Series C, 4.7%, 7/1/2013	20,000	20,026
Series E, 4.7%, 7/1/2013	25,000	25,033
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	95,000	95,384
Philadelphia, PA, Water & Wastewater Revenue, Series A, ETM, 5.0%, 8/1/2014, INS: AMBAC	200,000	211,748
		14,985,279
South Carolina 0.2%
Charleston County, SC, School District, 4.0%, 2/1/2014	400,000	411,576
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	543,400
		954,976
South Dakota 0.3%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013, INS: AMBAC	85,000	85,996
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,795,000	1,937,003
		2,022,999
Tennessee 1.4%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,345,405
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series B, 4.0%, 7/1/2013, INS: AGMC	2,000,000	2,012,080
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	830,000	855,174
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038 (a)	2,400,000	2,547,432
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	870,000	951,101
Series 1A, AMT, 4.5%, 1/1/2038	935,000	1,003,274
		8,714,466
Texas 14.1%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,235,640
Barbers Hill, TX, Independent School District Building, 4.0%, 2/15/2022	2,350,000	2,780,802
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,791,100
5.0%, 10/1/2021	2,000,000	2,492,920
EL Paso, TX, Water & Sewer Revenue, 4.0%, 3/1/2021	1,500,000	1,761,975
Fort Worth, TX, General Obligation:
3.0%, 3/1/2014	1,000,000	1,023,050
5.0%, 3/1/2016	4,260,000	4,797,229
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System, Series B, 0.42%*, 6/1/2014	580,000	580,012
Harris County, TX, General Obligation, Series A, 4.0%, 10/1/2013	1,225,000	1,244,796
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2013	3,000,000	3,024,300
Series A, 5.0%, 7/1/2016	625,000	707,825
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2014	150,000	155,963
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,622,710
San Antonio, TX, Electric & Gas Revenue, 5.375%, 2/1/2014	200,000	207,840
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.21%**, 11/15/2050, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,969,921
Texas, Dallas-Fort Worth International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2014	500,000	534,765
Series A, 5.0%, 11/1/2016	4,000,000	4,572,160
Series D, 5.0%, 11/1/2022	1,485,000	1,773,001
Series D, 5.0%, 11/1/2023	2,890,000	3,413,581
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	3,959,410
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	637,875
Texas, Mission Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc.:
Series A, 0.45%**, Mandatory Put 7/1/2013 @ 100, 1/1/2020	2,500,000	2,500,000
AMT, 0.6%**, Mandatory Put 5/1/2013 @ 100, 1/1/2026	2,800,000	2,800,000
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.888%*, 9/15/2017	4,505,000	4,483,601
Texas, State A & M University Revenue, Financing System:
Series A, 5.0%, 5/15/2015	250,000	273,888
Series D, 5.0%, 5/15/2015	275,000	301,276
Texas, State General Obligation, College Student Loan, Series B, AMT, 5.0%, 8/1/2013	1,000,000	1,012,210
Texas, State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
5.0%, 12/15/2014	1,600,000	1,699,264
5.0%, 12/15/2021	3,000,000	3,425,520
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021	1,500,000	1,803,375
Texas, State Transportation Revenue, 2.5%, 8/30/2013	6,000,000	6,046,980
Texas, Trinity River Authority, Regional Wastewater Systems Revenue:
5.0%, 8/1/2013	2,000,000	2,024,160
5.0%, 8/1/2014	4,805,000	5,086,813
University of North Texas, 3.0%, 4/15/2014	1,000,000	1,026,030
University of Texas, Revenue Bond, Series D, 5.0%, 8/15/2013	800,000	811,336
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,778,420
5.0%, 12/15/2017	1,270,000	1,477,797
		86,837,545
Utah 1.6%
Davis County, UT, Sales Tax Revenue, Series B, Prerefunded 4/1/2014 @ 100, 5.25%, 10/1/2023, INS: AMBAC	305,000	318,780
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	120,000	125,202
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,025,850
Utah, Housing Finance Agency, Single Family Mortgage, Series C, Class III, AMT, 6.25%, 7/1/2014	10,000	10,205
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	365,000	365,719
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	670,000	686,609
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	160,000	160,126
Utah, State General Obligation:
Series A, 4.0%, 7/1/2013	3,000,000	3,019,740
Series B, 5.0%, 7/1/2014	250,000	264,055
		9,976,286
Vermont 0.0%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034, INS: AGMC	15,000	15,002
Virginia 2.9%
King George County, VA, Industrial Development Authority Revenue, Waste Management, Inc., Series A, AMT, 3.5%, Mandatory Put 5/1/2013 @ 100, 6/1/2023	2,500,000	2,500,175
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment, Series A, Prerefunded 2/1/2014 @ 100, 5.0%, 2/1/2021	1,975,000	2,045,784
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.2%**, 11/1/2036, SPA: Wells Fargo Bank NA	5,130,000	5,130,000
Virginia, State Public School Authority, School Financing 1997 Resolution, Series A, 5.25%, 8/1/2013	250,000	253,235
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	240,000	275,690
Series B, 5.0%, 11/1/2016	1,060,000	1,224,406
Virginia, State Resources Authority, Infrastructure Revenue, State Moral Obligation, Series A, 4.0%, 11/1/2013	2,085,000	2,124,928
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017, INS: AGMC	4,320,000	4,458,197
		18,012,415
Washington 6.5%
King County, WA, School District No. 410, Snoqualmie Valley:
Series A, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	4,360,000	4,482,995
Series A, 5.0%, 12/1/2015, INS: AGMC	1,820,000	1,870,578
Pierce County, WA, Peninsula School District No. 401, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	5,000,000	5,139,550
Pierce County, WA, Tacoma School District No. 10, 2.0%, 12/1/2014	1,000,000	1,025,990
Port of Seattle, WA, Revenue Bond, Series B, AMT, 3.0%, 8/1/2014	2,750,000	2,838,082
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013	1,740,000	1,754,338
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,531,780
Washington, State General Obligation:
Series 2650Z, 144A, 0.18%**, 7/1/2013, INS: AGMC, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series 2599, 144A, 0.24%**, 1/1/2016, LIQ: JPMorgan Chase Bank NA	9,005,000	9,005,000
Series 3087, 144A, 0.24%**, 7/1/2016, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series R-2012A, 5.0%, 7/1/2020	6,625,000	8,284,960
		39,933,273
Wisconsin 1.0%
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	245,000	247,732
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,228,880
Wisconsin, State General Obligation, Series A, Prerefunded 5/1/2014 @ 100, 5.0%, 5/1/2016, INS: NATL	200,000	209,340
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,088,060
Wisconsin, State Transportation Revenue, Series 1, 4.0%, 7/1/2014	2,000,000	2,086,680
		5,860,692
Total Municipal Bonds and Notes (Cost $603,930,823)		621,722,496

	Shares	Value ($)

Open-End Investment Company 0.0%
BlackRock MuniFund, 0.11%*** (Cost $106,080)	106,080	106,080

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $604,036,903)†	100.9	621,828,576
Other Assets and Liabilities, Net	(0.9)	(5,487,478)
Net Assets	100.0	616,341,098

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2013.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2013.

*** Current yield; not a coupon rate.

† The cost for federal income tax purposes was $604,036,903. At April 30, 2013, net unrealized appreciation for all securities based on tax cost was $17,791,673. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,952,790 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $161,117.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds and Notes (b)	$—	$621,722,496	$—	$621,722,496
Open-End Investment Companies	106,080	—	—	106,080
Total	$106,080	$621,722,496	$—	$621,828,576

There have been no transfers between fair value measurement levels during the period ended April 30, 2013.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2013 (Unaudited)
Assets
Investments in securities, at value (cost $604,036,903)	$621,828,576
Cash	1,437
Receivable for investments sold	561,621
Receivable for Fund shares sold	1,599,018
Interest receivable	5,917,345
Due from Advisor	2,333
Other assets	66,971
Total assets	629,977,301
Liabilities
Payable for investments purchased	4,300,000
Payable for investments purchased — when-issued securities	2,543,760
Payable for Fund shares redeemed	6,158,531
Distributions payable	108,521
Accrued management fee	176,651
Accrued Trustees' fees	1,750
Other accrued expenses and payables	346,990
Total liabilities	13,636,203
Net assets, at value	$616,341,098
Net Assets Consist of
Accumulated distributions in excess of net investment income	(99,880)
Net unrealized appreciation (depreciation) on investments	17,791,673
Accumulated net realized gain (loss)	(14,896,654)
Paid-in capital	613,545,959
Net assets, at value	$616,341,098

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2013 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($317,549,898 ÷ 30,724,093 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.34
Maximum offering price per share (100 ÷ 98.00 of $10.34)	$10.55
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($470,155 ÷ 45,501 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.33
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($43,516,923 ÷ 4,211,910 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.33
Class S Net Asset Value, offering and redemption price per share ($165,817,599 ÷ 16,062,461 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.32
Institutional Class Net Asset Value, offering and redemption price per share ($88,986,523 ÷ 8,610,224 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.33

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2013 (Unaudited)
Investment Income
Income: Interest	$5,630,787
Expenses: Management fee	1,252,294
Administration fee	315,611
Services to shareholders	318,515
Distribution and service fees	629,311
Custodian fee	8,750
Professional fees	45,878
Reports to shareholders	23,301
Registration fees	44,455
Trustees' fees and expenses	11,730
Other	32,599
Total expenses before expense reductions	2,682,444
Expense reductions	(417,352)
Total expenses after expense reductions	2,265,092
Net investment income	3,365,695
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(21,640)
Change in net unrealized appreciation (depreciation) on investments	(72,766)
Net gain (loss)	(94,406)
Net increase (decrease) in net assets resulting from operations	$3,271,289

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations: Net investment income	$3,365,695	$8,371,750
Net realized gain (loss)	(21,640)	(1,267,259)
Change in net unrealized appreciation (depreciation)	(72,766)	7,011,060
Net increase (decrease) in net assets resulting from operations	3,271,289	14,115,551
Distributions to shareholders from: Net investment income: Class A	(1,705,297)	(4,561,012)
Class B	(717)	(3,802)
Class C	(66,099)	(303,225)
Class S	(989,063)	(2,418,145)
Institutional Class	(604,519)	(1,085,566)
Total distributions	(3,365,695)	(8,371,750)
Fund share transactions: Proceeds from shares sold	134,795,512	258,164,398
Reinvestment of distributions	2,205,970	5,883,595
Payments for shares redeemed	(156,814,825)	(234,046,994)
Net increase (decrease) in net assets from Fund share transactions	(19,813,343)	30,000,999
Increase (decrease) in net assets	(19,907,749)	35,744,800
Net assets at beginning of period	636,248,847	600,504,047
Net assets at end of period (including accumulated distributions in excess of net investment income of $99,880 and $99,880, respectively)	$616,341,098	$636,248,847

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.34		$10.24	$10.27	$10.14	$9.77	$10.25
Income (loss) from investment operations: Net investment incomea	.05		.14	.17	.17	.28	.33
Net realized and unrealized gain (loss)	(.00	)***	.10	(.03)	.13	.37	(.48)
Total from investment operations	.05		.24	.14	.30	.65	(.15)
Less distributions from: Net investment income	(.05)		(.14)	(.17)	(.17)	(.28)	(.33)
Net asset value, end of period	$10.34		$10.34	$10.24	$10.27	$10.14	$9.77
Total Return (%)b,c	.52	**	2.36	1.42	3.03	6.72	(1.53)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	318		338	336	424	273	108
Ratio of expenses before expense reductions (%)	.89	*	.88	.86	.85	.87	.88
Ratio of expenses after expense reductions (%)	.74	*	.75	.75	.82	.84	.85
Ratio of net investment income (%)	1.04	*	1.36	1.71	1.70	2.71	3.23
Portfolio turnover rate (%)	18	**	50	26	24	30	33
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.33		$10.24	$10.27	$10.14	$9.77	$10.25
Income (loss) from investment operations: Net investment incomea	.02		.06	.10	.10	.20	.25
Net realized and unrealized gain (loss)	(.01)		.09	(.03)	.13	.37	(.48)
Total from investment operations	.01		.15	.07	.23	.57	(.23)
Less distributions from: Net investment income	(.01)		(.06)	(.10)	(.10)	(.20)	(.25)
Net asset value, end of period	$10.33		$10.33	$10.24	$10.27	$10.14	$9.77
Total Return (%)b,c	.15	**	1.49	.66	2.26	5.88	(2.29)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.47		1	1	1	1	3
Ratio of expenses before expense reductions (%)	1.67	*	1.66	1.67	1.67	1.76	1.69
Ratio of expenses after expense reductions (%)	1.49	*	1.50	1.50	1.58	1.59	1.60
Ratio of net investment income (%)	.30	*	.62	.96	.94	1.96	2.48
Portfolio turnover rate (%)	18	**	50	26	24	30	33
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.33		$10.24	$10.27	$10.13	$9.76	$10.25
Income (loss) from investment operations: Net investment incomea	.02		.06	.10	.10	.20	.25
Net realized and unrealized gain (loss)	(.00	)***	.09	(.03)	.14	.37	(.49)
Total from investment operations	.02		.15	.07	.24	.57	(.24)
Less distributions from: Net investment income	(.02)		(.06)	(.10)	(.10)	(.20)	(.25)
Net asset value, end of period	$10.33		$10.33	$10.24	$10.27	$10.13	$9.76
Total Return (%)b,c	.15	**	1.50	.66	2.35	5.90	(2.40)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44		46	52	64	49	25
Ratio of expenses before expense reductions (%)	1.65	*	1.65	1.63	1.64	1.66	1.66
Ratio of expenses after expense reductions (%)	1.49	*	1.50	1.50	1.57	1.59	1.60
Ratio of net investment income (%)	.29	*	.61	.96	.95	1.96	2.48
Portfolio turnover rate (%)	18	**	50	26	24	30	33
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.32		$10.23	$10.26	$10.13	$9.76	$10.24
Income (loss) from investment operations: Net investment incomea	.06		.16	.19	.19	.30	.35
Net realized and unrealized gain (loss)	(.00	)***	.09	(.03)	.13	.37	(.48)
Total from investment operations	.06		.25	.16	.32	.67	(.13)
Less distributions from: Net investment income	(.06)		(.16)	(.19)	(.19)	(.30)	(.35)
Net asset value, end of period	$10.32		$10.32	$10.23	$10.26	$10.13	$9.76
Total Return (%)b	.59	**	2.41	1.57	3.17	6.96	(1.32)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166		161	161	182	165	141
Ratio of expenses before expense reductions (%)	.70	*	.73	.72	.77	.74	.89
Ratio of expenses after expense reductions (%)	.59	*	.60	.60	.67	.57	.60
Ratio of net investment income (%)	1.19	*	1.51	1.86	1.85	2.98	3.48
Portfolio turnover rate (%)	18	**	50	26	24	30	33
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.34		$10.24	$10.27	$10.14	$9.77	$10.25
Income (loss) from investment operations: Net investment incomea	.07		.17	.20	.20	.30	.35
Net realized and unrealized gain (loss)	(.01)		.10	(.03)	.13	.37	(.48)
Total from investment operations	.06		.27	.17	.33	.67	(.13)
Less distributions from: Net investment income	(.07)		(.17)	(.20)	(.20)	(.30)	(.35)
Net asset value, end of period	$10.33		$10.34	$10.24	$10.27	$10.14	$9.77
Total Return (%)b	.55	**	2.62	1.67	3.28	6.94	(1.31)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	89		90	51	72	66	75
Ratio of expenses before expense reductions (%)	.58	*	.59	.59	.59	.60	.60
Ratio of expenses after expense reductions (%)	.49	*	.50	.50	.57	.58	.60
Ratio of net investment income (%)	1.29	*	1.59	1.96	1.95	2.97	3.48
Portfolio turnover rate (%)	18	**	50	26	24	30	33
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Short-Term Municipal Bond Fund (the "Fund") is a diversified series of DWS Municipal Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2012, the Fund had a net tax basis capital loss carryforward of approximately $13,607,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2013 ($711,000), October 31, 2015 ($631,000), October 31, 2016 ($5,651,000), October 31, 2017 ($5,603,000) and October 31, 2018 ($1,011,000 ), the respective expiration dates, whichever occurs first, and approximately $1,267,000 of post-enactment losses which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($135,000) and long-term losses ($1,132,000).

The Fund has reviewed the tax positions for the open tax years as of October 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $112,955,008 and $116,931,731, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

For the period from November 1, 2012 through January 31, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.74%
Class B	1.49%
Class C	1.49%
Class S	.59%
Institutional Class	.49%

Accordingly, for the six months ended April 30, 2013, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $197,596, and the amount charged aggregated $1,054,698, which was equivalent to an annualized effective rate of 0.33% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2013, the Administration Fee was $315,611, of which $51,700 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived
Class A	$8,326	$8,326
Class B	116	116
Class C	2,588	2,588
Class S	32,253	32,253
Institutional Class	1,683	1,683
	$44,966	$44,966

In addition, for the six months ended April 30, 2013, the Advisor reimbursed the Fund $8,606 and $12,527 of non-affiliated sub-recordkeeping expenses for Class S and Institutional Class shares, respectively.

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2013
Class B	$1,822	$291
Class C	168,963	28,045
	$170,785	$28,336

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2013	Annualized Effective Rate
Class A	$401,675	$133,593	$72,355	.16%
Class B	605	163	141	.18%
Class C	56,246	19,901	13,313	.16%
	$458,526	$153,657	$85,809

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2013, aggregated $4,495.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the six months ended April 30, 2013, the CDSC for Class B and C shares was $1,407 and $3,494, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2013, DIDI received $11,293 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,790, of which $4,356 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,218,075	$43,586,541	9,764,567	$100,687,684
Class B	1,109	11,435	5	50
Class C	329,638	3,406,822	793,793	8,178,908
Class S	4,612,734	47,609,736	6,919,957	71,272,320
Institutional Class	3,887,876	40,180,978	7,567,552	78,025,436
		$134,795,512		$258,164,398
Shares issued to shareholders in reinvestment of distributions
Class A	138,620	$1,432,720	365,170	$3,765,543
Class B	70	722	360	3,715
Class C	4,784	49,437	21,617	222,736
Class S	39,193	404,485	117,745	1,212,499
Institutional Class	30,828	318,606	65,843	679,102
		$2,205,970		$5,883,595
Shares redeemed
Class A	(6,336,848)	$(65,487,454)	(10,191,296)	$(105,069,192)
Class B	(6,164)	(63,651)	(23,624)	(242,956)
Class C	(603,971)	(6,238,540)	(1,415,690)	(14,587,830)
Class S	(4,187,895)	(43,230,988)	(7,183,180)	(73,994,182)
Institutional Class	(4,045,045)	(41,794,192)	(3,891,395)	(40,152,834)
		$(156,814,825)		$(234,046,994)
Net increase (decrease)
Class A	(1,980,153)	$(20,468,193)	(61,559)	$(615,965)
Class B	(4,985)	(51,494)	(23,259)	(239,191)
Class C	(269,549)	(2,782,281)	(600,280)	(6,186,186)
Class S	464,032	4,783,233	(145,478)	(1,509,363)
Institutional Class	(126,341)	(1,294,608)	3,742,000	38,551,704
		$(19,813,343)		$30,000,999

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2012 to April 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,005.20	$1,001.50	$1,001.50	$1,005.90	$1,005.50
Expenses Paid per $1,000*	$3.68	$7.39	$7.39	$2.93	$2.44
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,021.12	$1,017.41	$1,017.41	$1,021.87	$1,022.36
Expenses Paid per $1,000*	$3.71	$7.45	$7.45	$2.96	$2.46

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Short-Term Municipal Bond Fund	.74%	1.49%	1.49%	.59%	.49%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMBX	SRMCX	SRMSX	MGSMX
CUSIP Number	23337W 840	23337W 832	23337W 824	23337W 816	23337W 790
Fund Number	436	636	736	2336	536

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DSTMBF-3
(R-027575-2 6/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 26, 2013